Common Stock share issuances During the period (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Issued shares of common stock	582,510	1,859,073
Issued shares of common stock for a total	$ 1,019,375	$ 1,595,906
Warrant Issuances	291,261	300,000
Allocated value of the warrants	300,710	73,791
warrant exercisable at a price per share	$ 2.60	$ 1.20
unit price for one share and one half warrant	$ 1.75
Remuneration for foregoing share issuances totaled	52,484
Remuneration for foregoing warrants	26,685
Exercisable for a period of three years at a price per share	$ 1.75
warrants valued at Amount	79,555	434,726
Issued common stock shares to consultants employees and directors	105,591
warrants to consultants employees and directors	52,798
Services of consultants employees valued at Amount	184,777	362,484
Value of Warrants	54,509
Total value of services	184,777	362,484
Totaling	268,000	1,595,906
Shares of common stock	153,144	1,859,073
Shares of common stock price per share	$ 1.75	$ 1.2
Issued shares of common stock to consultants, employees		434,726
Minimum Price per share		$ 0.50
Maximum Price per share		$ 1.00
Issued shares of common stock to a related party in advance for services		350,000
shares were valued at per share based		$ 1.00
value of the shares was recorded as Professional fees	$ 35,000	$ 29,167